Quarterly Holdings Report
for

Fidelity® Consumer Discretionary Central Fund

June 30, 2020

CDCIP-QTLY-0820
1.851896.113

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.5%
	Shares	Value
Automobiles - 0.4%
Automobile Manufacturers - 0.4%
Ferrari NV	49,705	$8,500,052
Commercial Services & Supplies - 0.3%
Diversified Support Services - 0.3%
Copart, Inc. (a)	67,602	5,629,219
Diversified Consumer Services - 1.4%
Education Services - 1.4%
Bright Horizons Family Solutions, Inc. (a)	49,500	5,801,400
Grand Canyon Education, Inc. (a)	205,211	18,577,752
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	44,044	5,735,850
		30,115,002
Entertainment - 0.3%
Movies & Entertainment - 0.3%
Netflix, Inc. (a)	9,700	4,413,888
World Wrestling Entertainment, Inc. Class A	60,200	2,615,690
		7,029,578
Food & Staples Retailing - 2.3%
Food Distributors - 1.1%
Performance Food Group Co. (a)	392,346	11,432,962
U.S. Foods Holding Corp. (a)	652,325	12,863,849
		24,296,811
Food Retail - 0.2%
Kroger Co.	134,100	4,539,285
Hypermarkets & Super Centers - 1.0%
BJ's Wholesale Club Holdings, Inc. (a)	359,746	13,407,733
Walmart, Inc.	59,566	7,134,815
		20,542,548

TOTAL FOOD & STAPLES RETAILING		49,378,644

Food Products - 0.2%
Packaged Foods & Meats - 0.2%
JDE Peet's BV	86,700	3,514,461
Hotels, Restaurants & Leisure - 16.9%
Casinos & Gaming - 1.8%
Churchill Downs, Inc.	158,151	21,057,806
Eldorado Resorts, Inc. (a)(b)	346,416	13,877,425
Penn National Gaming, Inc. (a)	104,132	3,180,191
		38,115,422
Hotels, Resorts & Cruise Lines - 2.0%
Hilton Grand Vacations, Inc. (a)	250,775	4,902,651
Hilton Worldwide Holdings, Inc.	333,166	24,471,043
Marriott Vacations Worldwide Corp.	164,697	13,539,740
		42,913,434
Leisure Facilities - 1.9%
Drive Shack, Inc. (a)(b)	842,450	1,558,533
Planet Fitness, Inc. (a)	342,342	20,735,655
Vail Resorts, Inc.	100,679	18,338,680
		40,632,868
Restaurants - 11.2%
ARAMARK Holdings Corp.	504,800	11,393,336
Chipotle Mexican Grill, Inc. (a)	36,127	38,018,610
Darden Restaurants, Inc.	37,600	2,848,952
Dunkin' Brands Group, Inc.	1,150	75,015
McDonald's Corp.	528,588	97,508,628
Noodles & Co. (a)	430,400	2,603,920
Restaurant Brands International, Inc.	90,600	4,931,080
Starbucks Corp.	1,131,837	83,291,885
		240,671,426

TOTAL HOTELS, RESTAURANTS & LEISURE		362,333,150

Household Durables - 3.5%
Homebuilding - 3.5%
D.R. Horton, Inc.	574,029	31,829,908
Lennar Corp. Class A	321,476	19,809,351
NVR, Inc. (a)	6,938	22,609,208
		74,248,467
Interactive Media & Services - 0.4%
Interactive Media & Services - 0.4%
Alphabet, Inc. Class A (a)	6,670	9,458,394
Internet & Direct Marketing Retail - 29.1%
Internet & Direct Marketing Retail - 29.1%
Amazon.com, Inc. (a)	194,542	536,706,358
Delivery Hero AG (a)(c)	18,200	1,859,923
Expedia, Inc.	161,300	13,258,860
Ocado Group PLC (a)	175,700	4,415,156
The Booking Holdings, Inc. (a)	36,680	58,407,031
The RealReal, Inc. (b)	262,583	3,358,437
Wayfair LLC Class A (a)	19,715	3,895,881
		621,901,646
IT Services - 0.4%
Data Processing & Outsourced Services - 0.4%
PayPal Holdings, Inc. (a)	48,639	8,474,373
Multiline Retail - 8.1%
General Merchandise Stores - 8.1%
B&M European Value Retail SA	1,131,354	5,572,396
Dollar General Corp.	363,761	69,300,108
Dollar Tree, Inc. (a)	623,838	57,817,306
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	306,459	29,925,721
Target Corp.	83,100	9,966,183
		172,581,714
Road & Rail - 0.1%
Trucking - 0.1%
Lyft, Inc. (a)	96,000	3,168,960
Specialty Retail - 27.8%
Apparel Retail - 8.2%
Burlington Stores, Inc. (a)	361,586	71,207,131
Ross Stores, Inc.	432,747	36,887,354
The Children's Place Retail Stores, Inc. (b)	179,193	6,705,402
TJX Companies, Inc.	1,201,881	60,767,103
		175,566,990
Automotive Retail - 2.7%
AutoZone, Inc. (a)	18,616	21,001,082
Monro, Inc. (b)	101,606	5,582,234
O'Reilly Automotive, Inc. (a)	72,727	30,666,794
		57,250,110
Computer & Electronics Retail - 0.9%
Best Buy Co., Inc.	235,831	20,580,971
Home Improvement Retail - 14.7%
Floor & Decor Holdings, Inc. Class A (a)	201,459	11,614,111
Lowe's Companies, Inc.	777,730	105,086,878
The Home Depot, Inc.	790,313	197,981,310
		314,682,299
Specialty Stores - 1.3%
Five Below, Inc. (a)	160,635	17,173,488
National Vision Holdings, Inc. (a)	149,339	4,557,826
Sally Beauty Holdings, Inc. (a)	239,900	3,005,947
Ulta Beauty, Inc. (a)	12,453	2,533,189
		27,270,450

TOTAL SPECIALTY RETAIL		595,350,820

Textiles, Apparel & Luxury Goods - 9.3%
Apparel, Accessories & Luxury Goods - 4.1%
adidas AG	41,209	10,864,828
Canada Goose Holdings, Inc. (a)(b)	110,000	2,553,919
Capri Holdings Ltd. (a)	436,405	6,821,010
G-III Apparel Group Ltd. (a)(b)	87,730	1,165,932
Hermes International SCA	3,100	2,590,544
lululemon athletica, Inc. (a)	29,373	9,164,670
LVMH Moet Hennessy Louis Vuitton SE	33,091	14,609,521
PVH Corp.	401,950	19,313,698
Tapestry, Inc.	727,910	9,666,645
VF Corp.	184,600	11,249,524
		88,000,291
Footwear - 5.2%
Deckers Outdoor Corp. (a)	95,772	18,808,663
NIKE, Inc. Class B	918,152	90,024,804
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	84,752	2,659,518
		111,492,985

TOTAL TEXTILES, APPAREL & LUXURY GOODS		199,493,276

TOTAL COMMON STOCKS
(Cost $1,395,380,028)		2,151,177,756

Money Market Funds - 2.5%
Fidelity Cash Central Fund 0.12% (d)	415	415
Fidelity Securities Lending Cash Central Fund 0.12% (d)(e)	54,239,051	54,244,475
TOTAL MONEY MARKET FUNDS
(Cost $54,244,890)		54,244,890
TOTAL INVESTMENT IN SECURITIES - 103.0%
(Cost $1,449,624,918)		2,205,422,646
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(64,973,344)
NET ASSETS - 100%		$2,140,449,302

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,859,923 or 0.1% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$66,550
Fidelity Securities Lending Cash Central Fund	197,323
Total	$263,873

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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